UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of March 31, 2009
Check here if Amendment [x]; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:401 Route 73 North
        Lake Center Executive Park
        Building #10 SUite 320
        Marlton, NJ 08053-3425

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 122

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         May 18, 2009
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers      0
Form 13F Information Table Entry      40
Form 13F Information Table Value   $515,068
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         03/31/2009

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                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Abbott Laboratories           COM      002824100  14,628  306,663 SH         SOLE       NA     85,356   0  221,307
Accenture LTD Bermuda         COM      G1150G111  14,101  512,963 SH         SOLE       NA    129,478   0  383,485
Allergan Inc                  COM      018490102  13,097  274,222 SH         SOLE       NA     75,680   0  198,542
Amazon.com                    COM      023135106  15,503  211,093 SH         SOLE       NA     58,763   0  152,330
Amgen Inc.                    COM      031162100  13,086  264,258 SH         SOLE       NA     73,482   0  190,776
Apache Corp.                  COM      037411105  12,694  198,069 SH         SOLE       NA     53,138   0  144,931
Apple Computer, Inc.          COM      037833100  16,176  153,885 SH         SOLE       NA     42,935   0  110,950
At&T Inc                      COM      00206R102  13,536  537,126 SH         SOLE       NA    149,310   0  387,816
Automatic Data Processing     COM      053015103  13,843  393,717 SH         SOLE       NA    109,498   0  284,219
Bank of New York Mellon Corp  COM      064058100  14,628  517,808 SH         SOLE       NA    144,307   0  373,501
Bristol-Myers Squibb Company  COM      110122108  13,433  612,834 SH         SOLE       NA    171,163   0  441,671
Burlington Northern Santa Fe  COM      12189T104  13,592  225,975 SH         SOLE       NA     63,019   0  162,956
Celgene Corporation           COM      151020104  12,473  280,913 SH         SOLE       NA     78,088   0  202,825
Cisco Systems Inc             COM      17275R102  14,197  846,551 SH         SOLE       NA    235,965   0  610,586
CVS Caremark                  COM      126650100  14,773  537,403 SH         SOLE       NA    149,947   0  387,456
Deere & Co                    COM      244199105  11,309  344,047 SH         SOLE       NA     95,459   0  248,588
Devon Energy Corporation      COM      25179M103  10,035  224,551 SH         SOLE       NA     60,883   0  163,668
Dominion Resources, Inc       COM      25746U109  10,427  336,472 SH         SOLE       NA     93,937   0  242,535
EOG Resources.                COM      26875P101  10,254  187,248 SH         SOLE       NA     50,537   0  136,711
Freeport-McMoRan Copper & GoldCOM      35671D857  10,822  283,977 SH         SOLE       NA     75,870   0  208,107
Gilead Sciences, Inc          COM      375558103  14,766  318,775 SH         SOLE       NA     88,716   0  230,059
The Goldman Sachs Group, Inc. COM      38141G104  11,305  106,627 SH         SOLE       NA     29,734   0   76,893
Google Inc.                   COM      38259P508  15,514   44,574 SH         SOLE       NA     12,399   0   32,175
Hewlett-Packard Co.           COM      428236103  11,663  363,794 SH         SOLE       NA    101,670   0  262,124
Honeywell International Inc.  COM      438516106  12,412  445,501 SH         SOLE       NA    116,498   0  329,003
Intel Corporation             COM      458140100  13,166  875,966 SH         SOLE       NA    242,557   0  633,409
Intl Business Machines Corp.  COM      459200101  14,818  152,934 SH         SOLE       NA     45,147   0  107,787
Mastercard Inc                COM      57636Q104  15,799   94,334 SH         SOLE       NA     26,396   0   67,938
McDonald's Corporation        COM      580135101  14,304  262,121 SH         SOLE       NA     72,941   0  189,180
Monsanto Co                   COM      61166W101  14,062  169,214 SH         SOLE       NA     47,242   0  121,972
Oracle Corp.                  COM      68389X105  10,744  594,592 SH         SOLE       NA    165,797   0  428,795
Praxair Inc                   COM      74005P104  15,317  227,620 SH         SOLE       NA     63,549   0  164,071
Procter & Gamble              COM      742718109  10,348  219,757 SH         SOLE       NA     59,186   0  160,571
QUALCOMM Inc.                 COM      747525103  15,555  399,769 SH         SOLE       NA    111,475   0  288,294
Schering-Plough Corp.         COM      806605101  11,199  475,528 SH         SOLE       NA    132,770   0  342,758
T.Rowe Price Group, Inc.      COM      74144T108   3,025  104,820 SH         SOLE       NA          0   0  104,820
Union Pacific Corporation     COM      907818108  14,514  353,054 SH         SOLE       NA     98,041   0  255,013
Visa Inc                      COM      92826C839  10,452  187,990 SH         SOLE       NA     74,153   0  113,837
Wal-Mart                      COM      931142103  11,237  215,684 SH         SOLE       NA     60,029   0  155,655
XTO Energy Inc                COM      98385X106  12,261  400,426 SH         SOLE       NA    111,796   0  288,630
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